OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
OTHER CURRENT ASSETS
Prepaid expenses and deposits	$ 3,569	$ 818
Reimbursement rights (note 11(a))	1,918	6,465
Derivative assets (note 14)		3,454
Marketable securities	1	1
Other current assets	187	642
Total other current assets	$ 5,675	$ 11,380